[MFS LOGO]                                                  Semiannual Report

                                                             May 31, 1997
INVESTMENT MANAGEMENT

MFS(R) Gold & Natural Resources Fund
[MAN AND WOMAN GRAPHIC]

TABLE OF CONTENTS

Letter from the Chairman........................................................     1
Portfolio Manager's Overview....................................................     2
Portfolio Manager's Profile.....................................................     3
Fund Facts......................................................................     3
Performance Summary.............................................................     3
Portfolio Concentration.........................................................     5
Portfolio of Investments........................................................     6
Financial Statements............................................................     8
Notes to Financial Statements...................................................    14
The MFS Family of Funds(R)......................................................    20
Trustees and Officers...........................................................    21

    HIGHLIGHTS

    - FOR THE SIX MONTHS ENDED MAY 31, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF -13.58%, WHILE CLASS B SHARES RETURNED -14.06%.

    - THE FUND OUTPERFORMED THE FINANCIAL TIMES GOLD MINES INDEX, WHICH DECLINED 16.15% DURING THE PERIOD, IN PART BECAUSE OF THE FUND'S UNDERWEIGHTINGS IN AFRICA AND AUSTRALIA AND ITS EXPOSURE TO
      NONPRECIOUS METALS, MAINLY TITANIUM.

    - THE PRICE OF GOLD HAS BEEN WEAK THROUGHOUT 1997, FALLING 6.8% SINCE NOVEMBER 30, 1996, AS AN ECONOMIC ENVIRONMENT OF MODERATE INFLATION AND HIGH REAL (INFLATION-ADJUSTED) INTEREST RATES HAS CONTINUED TO PUT NEGATIVE PRESSURE ON GOLD PRICES.

LETTER FROM THE CHAIRMAN


                             Dear Shareholders:
         [PHOTO]             After more than six years of expansion, the U.S.
                             economy is experiencing another year of growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. The U.S. economy exhibited a great deal of strength in the first quarter of 1997, growing at an annualized rate of 5.8%. This pace would clearly lead to inflationary pressures were it to continue, as could the ongoing tightness in the labor market. Moreover, there is reason for caution as a result of the continuing high level of consumer debt and rising personal bankruptcies. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% to 2 1/2% in 1997, with the strength of the first quarter moderating as we move through the balance of the year.

  We continue to urge U.S. equity investors to remain cautious for 1997. Just as the slowdown in corporate earnings growth and the increases in interest rates in 1996 raised some near-term concerns, further interest-rate increases and the fear of an acceleration of inflation have added some volatility to the stock market in 1997. However, while the U.S. equity market enjoyed several years without a major correction, we would like to point out that such downturns are a natural part of the investment environment and, when they end, they often result in more attractive valuations for stocks.

  We appreciate your support and welcome any questions or comments you may have.

Respectfully,


/s/ A. Keith Brodkin
----------------------
A. Keith Brodkin
Chairman and President

June 12, 1997

PORTFOLIO MANAGER'S OVERVIEW


                             Dear Shareholders:
                             For the six months ended May 31, 1997, Class A
        [PHOTO] shares of the Fund provided a total return of -13.58%, while Class B shares returned -14.06%. These returns, which include the reinvestment of distributions but exclude the effects of any sales charges, compare to a -16.15% return for the Financial Times Gold Mines Index (the Index), an unmanaged index designed to reflect the performance in international markets of shares of companies engaged primarily in gold mining.

  The Fund outperformed the Index during the past six months because of its underweightings in Australia and Africa. Specifically, the North American component of the Index decreased by 13.1%, the Australian component by 19.8%, and the African component by 21.6%. The Fund's performance was also aided by its 12.6% exposure to nonprecious metals, mainly titanium.

  The price of gold has been weak throughout 1997, falling 6.8% since November 30, 1996. The larger drops in the Fund and the Index show the degree to which changes in producers' stock prices can be magnified by changes in the price of gold. The economic environment of moderate inflation and high real (inflation-adjusted) interest rates has continued to put negative pressure on gold prices. A strong U.S. dollar and significant financial market returns have also hurt gold's relative appeal, while heavy central bank selling has been detrimental to gold's price. The Fund remains primarily invested in precious-metals-related securities, but will likely maintain its exposure to other metals.

Respectfully,


/s/ Constantinos Mokas
----------------------
Constantinos Mokas
Portfolio Manager

    PORTFOLIO MANAGER'S PROFILE

    CONSTANTINOS MOKAS JOINED MFS IN 1990 AS AN INDUSTRY SPECIALIST AND HAS COVERED THE COMPUTER HARDWARE, MONEY CENTER AND REGIONAL BANK, SAVINGS AND LOAN, AND METALS INDUSTRIES. HE WAS NAMED ASSISTANT VICE PRESIDENT IN 1994 AND VICE PRESIDENT IN 1996. A GRADUATE OF DARTMOUTH COLLEGE AND THE AMOS TUCK SCHOOL OF BUSINESS AT DARTMOUTH COLLEGE, HE HAS MANAGED MFS(R) GOLD & NATURAL RESOURCES FUND SINCE DECEMBER 1994.


    FUND FACTS

    STRATEGY:                THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE
                             LONG-TERM APPRECIATION AND PRESERVATION OF CAPITAL.

    COMMENCEMENT OF
    INVESTMENT OPERATIONS:   CLASS A:      SEPTEMBER 7, 1993
                             CLASS B:      AUGUST 1, 1988

    SIZE:                    $24.7 MILLION NET ASSETS AS OF MAY 31, 1997

PERFORMANCE SUMMARY

Because mutual funds like MFS Gold & Natural Resources Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A and Class B shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN
AS OF MAY 31, 1997

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                               6 Months   1 Year    5 Years   Life of Fund*
--------------------------------------------------------------------------------------------
Cumulative Total Return                        -13.58%    -27.18%   +6.99%          -16.27%
--------------------------------------------------------------------------------------------
Average Annual Total Return                       --      -27.18%   +1.36%          - 1.99%
--------------------------------------------------------------------------------------------
SEC Results                                       --      -31.40%   +0.17%          - 2.64%
--------------------------------------------------------------------------------------------

CLASS B INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                               6 Months   1 Year    5 Years   Life of Fund*
--------------------------------------------------------------------------------------------
Cumulative Total Return                        -14.06%    -27.77%   +2.78%          -19.54%
--------------------------------------------------------------------------------------------
Average Annual Total Return                       --      -27.77%   +0.55%          - 2.43%
--------------------------------------------------------------------------------------------
SEC Results                                       --      -30.66%   +0.16%          - 2.43%
--------------------------------------------------------------------------------------------

*For the period from the commencement of the Fund's investment operations, August 1, 1988, through May 31, 1997.

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

  Class A share SEC results include the maximum 5.75% sales charge. Class B share SEC results reflect the applicable contingent deferred sales charge
(CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%.

  Class A share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class B shares for periods prior to the commencement of offering of Class A shares. Because operating expenses attributable to Class B shares are greater than those of Class A shares, Class A share performance generally would have been higher than Class B share performance. The Class B share performance included within the Class A share SEC performance has been adjusted to reflect the maximum sales charge generally applicable to Class A shares rather than the CDSC generally applicable to Class B shares.

  Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

PORTFOLIO CONCENTRATION AS OF MAY 31, 1997


TOP 10 EQUITY HOLDINGS

NEWMONT MINING CORP.                       FREEPORT-MCMORAN COPPER & GOLD, INC.
U.S. gold mining and refining company      U.S. precious metals mining company

EURO NEVADA MINING CORP. LTD.              STILLWATER MINING CO.
Canadian gold mining company               U.S. precious metals mining company

CENTURY ALUMINUM CO.                       BARRICK GOLD CORP.
U.S. producer of sheet and plate aluminum  Canadian gold mining company

PLACER DOME, INC.                          TITANIUM METALS CORP.
Canadian precious metals mining company    Producer of titanium metal products for
                                           aerospace and industrial use
TVX GOLD, INC.
Canadian precious metals mining company    AGNICO-EAGLE MINES LTD.
                                           Canadian gold mining company



LARGEST SECTORS

                                  [PIE CHART]

                      Basic Materials                      94.4%
                      Financial Services                    4.6%
                      Miscellaneous (Conglomerates,
                        special products/services)          1.0%

For a more complete breakdown, refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS (UNAUDITED) - MAY 31, 1997


Stocks - 86.8%
--------------------------------------------------------------------------------------
Issuer                                                            Shares         Value
--------------------------------------------------------------------------------------
Metals and Minerals - U.S. - 12.6%
  Century Aluminum Co.                                            74,800   $ 1,337,050
  Oregon Metallurgical Corp.                                      16,500       429,000
  RMI Titanium Co.*                                               25,000       581,250
  Titanium Metals Corp.*                                          25,000       759,375
--------------------------------------------------------------------------------------
Total Metals and Minerals                                                  $ 3,106,675
--------------------------------------------------------------------------------------
Precious Metals and Minerals - 74.2%
  Australia - 4.8%
    Newcrest Mining                                              150,000   $   373,271
    Niugini Mining Ltd.                                          100,000       239,715
    Normandy Mining Ltd.                                         471,000       577,074
                                                                           -----------
                                                                           $ 1,190,060
--------------------------------------------------------------------------------------
  Canada - 26.8%
    Agnico-Eagle Mines Ltd.                                       70,000   $   743,750
    Barrick Gold Corp.                                            35,000       883,750
    Euro Nevada Mining Corp. Ltd.                                 65,000     1,920,776
    Kinross Gold Corp.*                                           50,000       300,000
    Placer Dome, Inc.                                             70,000     1,277,500
    Southern Africa Minerals Corp.*                              400,000       182,741
    Triton Mining Corp.*##                                        17,500        45,685
    TVX Gold, Inc.*+                                             200,000     1,275,000
                                                                           -----------
                                                                           $ 6,629,202
--------------------------------------------------------------------------------------
  South Africa - 15.7%
    Ashanti Goldfields Co.##                                      32,500   $   422,500
    Avgold Ltd., ADR*                                             16,414       221,589
    Driefontien Consolidated, ADR                                 45,000       382,500
    Free State Consolidated Gold Mines Ltd., ADR                  90,000       585,000
    Kloof Gold Mining Ltd., ADR                                   55,000       374,688
    Vaal Reefs Exploration & Mining Co. Ltd., ADR                100,000       600,000
    Western Areas Gold Mining Ltd., ADR                          102,435       717,045
    Western Deep Levels Ltd., ADR                                 20,000       570,000
                                                                           -----------
                                                                           $ 3,873,322
--------------------------------------------------------------------------------------
  U.S. - 26.9%
    Amax Gold, Inc.*                                              80,000   $   530,000
    Battle Mountain Gold Co.                                     120,000       735,000
    Freeport-McMoRan Copper & Gold, Inc.                          40,000     1,110,000
    Homestake Mining Co.                                          40,000       555,000
    Newmont Mining Corp.                                          70,800     2,770,050
    Stillwater Mining Co.*                                        40,000       930,000
                                                                           -----------
                                                                           $ 6,630,050
--------------------------------------------------------------------------------------
Total Precious Metals and Minerals                                         $18,322,634
--------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $24,113,754)                                $21,429,309
--------------------------------------------------------------------------------------

Convertible Bond - 4.2%

----------------------------------------------------------------------------------------
                                                         Principal Amount
Issuer                                                      (000 Omitted)          Value
----------------------------------------------------------------------------------------
  Canada
    Trizec Hahn Corp.## (Identified Cost, $1,253,500)          $1,150        $ 1,033,562
----------------------------------------------------------------------------------------
Short-Term Obligations - 10.8%
----------------------------------------------------------------------------------------
  Federal Home Loan Mortgage Corp., due 06/02/97               $1,950        $ 1,949,699
  Federal National Mortgage Assn., due 06/06/97                   710            709,468
----------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                              $ 2,659,167
----------------------------------------------------------------------------------------
Total Investments (Identified Cost, $28,026,421)                             $25,122,038
Other Assets, Less Liabilities - (1.8)%                                         (454,985)
----------------------------------------------------------------------------------------
Net Assets - 100.0%                                                          $24,667,053
----------------------------------------------------------------------------------------

 *Non-income producing security.
 +Restricted security.
##SEC Rule 144A restriction.

See notes to financial
statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------------
May 31, 1997
-------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $28,026,421)                    $25,122,038
  Cash                                                                          6,062
  Receivable for Fund shares sold                                              22,175
  Dividends and interest receivable                                            23,958
  Other assets                                                                    253
                                                                          -----------
      Total assets                                                        $25,174,486
                                                                          -----------
Liabilities:
  Payable for Fund shares reacquired                                      $   432,532
  Payable to affiliates -
    Management fee                                                              1,018
    Shareholder servicing agent fee                                               177
    Distribution and service fee                                                8,411
  Accrued expenses and other liabilities                                       65,295
                                                                          -----------
      Total liabilities                                                   $   507,433
                                                                          -----------
Net assets                                                                $24,667,053
                                                                          -----------
Net assets consist of:
  Paid-in capital                                                         $32,429,952
  Unrealized depreciation on investments                                   (2,904,383)
  Accumulated net realized loss on investments and foreign currency
    transactions                                                           (4,763,998)
  Accumulated net investment loss                                             (94,518)
                                                                          -----------
      Total                                                               $24,667,053
                                                                          -----------
Shares of beneficial interest outstanding                                  4,986,342
                                                                           ---------
Class A shares:
  Net asset value per share (net assets of $7,574,717 / 1,488,900
    shares of beneficial interest outstanding)                                $5.09
                                                                              -----
  Offering price per share (100 / 94.25)                                      $5.40
                                                                              -----
Class B shares:
  Net asset value and offering price per share
    (net assets of $17,092,336 / 3,497,442 shares of beneficial interest
    outstanding)                                                              $4.89
                                                                              -----

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statement of Operations (Unaudited)

-------------------------------------------------------------------------------------
Six Months Ended May 31, 1997
-------------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                             $   174,879
    Interest                                                                   58,269
                                                                          -----------
      Total investment income                                             $   233,148
                                                                          -----------
  Expenses -
    Management fee                                                        $   100,986
    Trustees' compensation                                                     25,579
    Shareholder servicing agent fee                                            14,207
    Shareholder servicing agent fee (Class A)                                     979
    Shareholder servicing agent fee (Class B)                                   3,846
    Distribution and service fee (Class B)                                     95,774
    Administrative fee                                                            985
    Printing                                                                   27,643
    Auditing fees                                                              15,151
    Custodian fee                                                               8,439
    Postage                                                                     8,413
    Miscellaneous                                                              31,278
                                                                          -----------
      Total expenses                                                      $   333,280
    Preliminary reduction of expenses by investment adviser                   (42,892)
    Fees paid indirectly                                                         (882)
                                                                          -----------
      Net expenses                                                        $   289,506
                                                                          -----------
        Net investment loss                                               $   (56,358)
                                                                          -----------
Realized and unrealized gain (loss) on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                               $(1,478,189)
    Foreign currency transactions                                                 (53)
                                                                          -----------
      Net realized loss on investments and foreign currency transactions  $(1,478,242)
                                                                          -----------
  Change in unrealized appreciation (depreciation) -
    Investments                                                           $(2,693,241)
    Translation of assets and liabilities in foreign currencies                   112
                                                                          -----------
      Net unrealized loss on investments                                  $(2,693,129)
                                                                          -----------
        Net realized and unrealized loss on investments and foreign
          currency                                                        $(4,171,371)
                                                                          -----------
          Decrease in net assets from operations                          $(4,227,729)
                                                                          -----------

See notes to financial statements

Statement of Changes in Net Assets

------------------------------------------------------------------------------------------
                                                   Six Months Ended
                                                       May 31, 1997             Year Ended
                                                        (Unaudited)      November 30, 1996
------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                  $    (56,358)         $   (242,263)
  Net realized loss on investments and foreign
    currency transactions                                (1,478,242)             (505,922)
  Net unrealized gain (loss) on investments and
    foreign currency translation                         (2,693,129)            1,511,202
                                                       ------------          ------------
    Increase (decrease) in net assets from
      operations                                       $ (4,227,729)         $    763,017
                                                       ------------          ------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                     $ 24,421,111          $ 85,440,451
  Cost of shares reacquired                             (24,080,204)          (85,185,039)
                                                       ------------          ------------
    Increase in net assets from Fund share
      transactions                                     $    340,907          $    255,412
                                                       ------------          ------------
      Total increase (decrease) in net assets          $ (3,886,822)         $  1,018,429
Net assets:
  At beginning of period                                 28,553,875            27,535,446
                                                       ------------          ------------
  At end of period (including accumulated net
    investment loss of $94,518 and $38,160,
    respectively)                                      $ 24,667,053          $ 28,553,875
                                                       ------------          ------------

See notes to financial statements

Financial Highlights
-------------------------------------------------------------------------------------------
                            Six Months Ended                 Year Ended November 30,
                                May 31, 1997         --------------------------------------
                                 (Unaudited)         1996       1995        1994      1993*
-------------------------------------------------------------------------------------------
                                      Class A
-------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of
  period                            $    5.89    $   5.59   $   5.76   $    6.54   $   5.55
                                    ---------    --------   --------   ---------   --------
Income from investment operations# -
  Net investment income(sec.)         $    0.01    $  --      $   0.01   $    0.01   $   0.01
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency transactions       (0.81)       0.30      (0.18)      (0.73)      0.98
                                    ---------    --------   --------   ---------   --------
      Total from investment
        operations                  $   (0.80)   $   0.30   $  (0.17)  $   (0.72)  $   0.99
                                    ---------    --------   --------   ---------   --------
Less distributions declared to
  shareholders -
  From net realized gain on
    investments                     $  --        $  --      $  --      $   (0.05)  $  --
  Tax return of capital                --           --         --          (0.01)     --
                                    ---------    --------   --------   ---------   --------
      Total distributions declared
        to shareholders             $  --        $  --      $  --      $   (0.06)  $  --
                                    ---------    --------   --------   ---------   --------
Net asset value - end of period     $    5.09    $   5.89   $   5.59   $    5.76   $   6.54
                                    ---------    --------   --------   ---------   --------
Total return++                       (13.58)%++     5.37%    (2.95)%    (11.14)%     17.84%++
Ratios (to average net assets)/Supplemental
  data(sec.):
  Expenses##                            1.43%+      1.44%      1.43%       1.42%      1.43%+
  Net investment income (loss)          0.27%+    (0.03)%      0.16%       0.14%      0.61%+
Portfolio turnover                         5%         26%        33%        142%       188%
Average commission rate###          $  0.0555    $ 0.0362   $  --      $  --       $  --
Net assets at end of period (000
  omitted)                          $   7,575    $  7,863   $  6,328   $   3,695   $  1,117

   *   For the period from the commencement of offering of Class A shares, September 7,
       1993, to November 30, 1993.
   +   Annualized.
  ++   Not annualized.
  ++   Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
   #   Per share data for the periods subsequent to November 30, 1992, is based on average shares outstanding.
  ##   For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ###   Average commission rate is calculated for funds with fiscal years beginning on or after September 30, 1995.
(sec.) The adviser voluntarily agreed to maintain expenses, other than management fee, distribution and service fee of the Fund at not more than 0.68% of the average daily net assets for the periods indicated. The investment adviser did not impose a portion of its management fee for certain periods. To the extent actual expenses were over/under these limitations, or if these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
       Net investment loss             $  --        $  (0.01)  $  --      $   (0.02)  $  --
       Ratios (to average net assets):
        Expenses##                         1.77%       1.59%      1.63%       1.84%      1.93%+
        Net investment income (loss)     (0.07)%     (0.18)%    (0.04)%     (0.27)%      0.11%+

See notes to financial statements

Financial Highlights - continued
------------------------------------------------------------------------------------------
                                     Six Months Ended           Year Ended November 30,
                                         May 31, 1997        -----------------------------
                                          (Unaudited)        1996        1995         1994
------------------------------------------------------------------------------------------
                                              Class B
------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period       $    5.69    $   5.46    $   5.68    $    6.53
                                            ---------    --------    --------    ---------
Income from investment operations# -
  Net investment loss(sec.)                   $   (0.02)   $  (0.06)   $  (0.04)   $   (0.06)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions                                (0.78)       0.29       (0.18)       (0.73)
                                            ---------    --------    --------    ---------
      Total from investment operations      $   (0.80)   $   0.23    $  (0.22)   $   (0.79)
                                            ---------    --------    --------    ---------
Less distributions declared to
  shareholders -
  From net realized gain on investments     $  --        $  --       $  --       $   (0.05)
  Tax return of capital                        --           --          --           (0.01)
                                            ---------    --------    --------    ---------
      Total distributions declared to
        shareholders                        $  --        $  --       $  --       $   (0.06)
                                            ---------    --------    --------    ---------
Net asset value - end of period             $    4.89    $   5.69    $   5.46    $    5.68
                                            ---------    --------    --------    ---------
Total return                                 (14.06)%++     4.21%     (3.87)%     (12.24)%
Ratios (to average net assets)/Supplemental
  data(sec.):
  Expenses##                                    2.43%+      2.52%       2.50%        2.49%
  Net investment loss                         (0.70)%+    (1.02)%     (0.79)%      (0.83)%
Portfolio turnover                                 5%         26%         33%         142%
Average commission rate###                  $  0.0555    $ 0.0362    $  --       $  --
Net assets at end of period (000 omitted)   $  17,092    $ 20,691    $ 21,207    $  28,722

   +   Annualized.
  ++   Not annualized.
   #   Per share data for the periods subsequent to November 30, 1992, is based on average shares outstanding.
  ##   For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ###   Average commission rate is calculated for funds with fiscal years beginning on or after September 30, 1995.
(sec.) The adviser voluntarily agreed to maintain expenses, other than management fee, distribution and service fee of the Fund at not more than 0.68% of the average daily net assets for the periods indicated. The investment adviser did not impose a portion of its management fee for certain periods. To the extent actual expenses were over/under these limitations, or if these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
       Net investment loss                     $   (0.03)   $  (0.07)   $  (0.05)   $   (0.09)
       Ratios (to average net assets):
         Expenses##                                2.77%       2.67%       2.71%        2.91%
         Net investment loss                     (1.04)%     (1.17)%     (1.00)%      (1.25)%

See notes to financial statements

Financial Highlights - continued
--------------------------------------------------------------------------------------------
Year Ended November 30,         1993       1992       1991        1990      1989       1988*
--------------------------------------------------------------------------------------------
                             Class B
--------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset
  value - beginning of
  period                    $   4.67   $   4.80   $   4.68   $    6.56   $  5.88   $    6.16
                            --------   --------   --------   ---------   -------   ---------
Income from investment
  operations# -
  Net investment income
    (loss)(sec.)              $  (0.02)  $  (0.14)  $  (0.11)  $   (0.07)  $ (0.04)  $    0.03
  Net realized and
    unrealized gain (loss)
    on investments              1.88       0.01       0.23       (1.81)     0.75       (0.31)
                            --------   --------   --------   ---------   -------   ---------
      Total from
        investment
        operations          $   1.86   $  (0.13)  $   0.12   $   (1.88)  $  0.71   $   (0.28)
                            --------   --------   --------   ---------   -------   ---------
Less distributions
  declared to
  shareholders -
  From net realized gain
    on investments          $  --      $  --      $  --      $  --       $ (0.03)  $  --
                            --------   --------   --------   ---------   -------   ---------
Net asset value - end of
  period                    $   6.53   $   4.67   $   4.80   $    4.68   $  6.56   $    5.88
                            --------   --------   --------   ---------   -------   ---------
Total return                  39.83%    (2.71)%      2.56%    (28.66)%    12.06%    (13.71)%+
Ratios (to average net assets)/Supplemental data(sec.):
  Expenses                     2.66%      4.09%      4.11%       3.88%     3.67%       3.00%+
  Net investment income
    (loss)                   (0.38)%    (2.39)%    (2.19)%     (2.04)%   (1.15)%     (0.94)%+
Portfolio turnover              188%       189%       135%        114%       92%         12%
Net assets at end of
  period (000 omitted)      $ 24,861   $  6,432   $  7,056   $   7,207   $ 4,795   $   1,778

   *   For the period from the commencement of investment operations, August 1, 1988, to
       November 30, 1988.
   +   Annualized.
   #   Per share data for the periods subsequent November 30, 1992, are based on average shares outstanding.
(sec.) The investment adviser did not impose a portion of its management fee for the period indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
       Net investment loss     $  (0.04)  $  --      $  --      $  --       $ --      $  --
       Ratios (to average net assets):
         Expenses                 3.15%      --         --         --         --         --
         Net investment loss    (0.87)%      --         --         --         --         --

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) Business and Organization
MFS Gold & Natural Resources Fund (the Fund) is a nondiversified series of MFS Series Trust II (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the fund's average daily net assets. The fee is reduced according to an arrangement, which measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. At November 30, 1996, the Fund, for federal income tax purposes, had a capital loss carryforward of $3,267,652, which may be applied against any net taxable realized gains for each succeeding year until the earlier of its utilization or expiration on November 30, 2004 ($542,579), November 30, 2003 ($1,781,104), and November 30, 2002 ($943,969).

Multiple Classes of Shares of Beneficial Interest - The Fund offers both Class A and Class B shares. The two classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transaction with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.75% of average daily net assets. The investment adviser has agreed to bear the Fund's expenses such that other expenses, which are defined to include all Fund expenses except for management fees, distribution and service fees and class specific expenses, do not exceed 0.68% per annum of its average daily net assets, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $5,122 for the six months ended May 31, 1997.

Administrator - Effective March 1, 1997, the Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, compliance, shareholder communications, and other administrative services. As partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $7,075 for the six months ended May 31, 1997, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares. Payments of the 0.25% per annum service fee will commence under the distribution plan when the value of the net assets of the Fund attributable to Class A shares first equals or exceeds $40 million. Payment of the 0.10% per annum distribution fee will commence on such date as the Trustees of the Trust may determine.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $3,813 for Class B shares for the six months ended May 31, 1997. Fees incurred under the distribution plan during the six months ended May 31, 1997, were 1.00% of average daily net assets attributable to Class B shares on an annualized basis.

Purchases over $1 million of Class A shares and certain purchases into retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 1997, were $53 and $25,116 for Class A and Class B shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate up to 0.15% and up to 0.22% attributable to Class A and Class B shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations aggregated $1,253,559 and $2,444,226, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

            Aggregate cost                                    $28,026,421
                                                              ===========
            Gross unrealized depreciation                     $(5,470,973)
            Gross unrealized appreciation                       2,566,590
                                                              -----------
                Net unrealized depreciation                   $(2,904,383)
                                                              ===========

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                              Six Months Ended May 31, 1997     Year Ended November 30, 1996
                              -----------------------------     -----------------------------
                                  Shares             Amount         Shares             Amount
---------------------------------------------------------------------------------------------
Shares sold                    1,455,888       $  8,138,126      6,360,113       $ 41,515,582
Shares reaquired              (1,301,355)        (7,224,194)    (6,157,121)       (39,875,887)
                              ----------       ------------     ----------       ------------
    Net increase                 154,533       $    913,932        202,992       $  1,639,695
                              ==========       ============     ==========       ============

Class B Shares

                              Six Months Ended May 31, 1997      Year Ended November 30, 1996
                              -----------------------------     -----------------------------
                                  Shares             Amount         Shares             Amount
---------------------------------------------------------------------------------------------
Shares sold                    2,969,517       $ 16,282,985      7,018,689       $ 43,924,869
Shares reaquired              (3,109,932)       (16,856,010)    (7,267,186)       (45,309,152)
                              ----------       ------------     ----------       ------------
    Net increase                (140,415)      $   (573,025)      (248,497)      $ (1,384,283)
                              ==========       ============     ==========       ============

(6) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended May 31, 1997, was $114.

(7) Restricted Securities
The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At May 31, 1997, the Fund owned the following restricted securities (constituting 5.2% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in good faith by or at the direction of the Trustees.

                                        Date of
Description                         Acquisition       Shares           Cost          Value
------------------------------------------------------------------------------------------
TVX Gold, Inc.                          6/28/93      200,000     $1,475,082     $1,275,000
                                                                                ----------

(8) Subsequent Event
On June 11, 1997, the Trustees decided to terminate the Fund effective August 1, 1997. Shares outstanding at the close of business on the termination date will automatically be exchanged at that time for shares of the same class of MFS Cash Reserve Fund ("Cash Reserve") at Cash Reserve's then current net asset value.

     ---------------------------------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

THE MFS FAMILY OF FUNDSREGISTRATION MARK
AMERICA'S OLDEST MUTUAL FUND GROUP


The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. This material should be read carefully before investing or sending money.


STOCK
--------------------------------------------------------------------------------
Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS(R) Capital Growth Fund

MFS(R) Emerging Growth Fund

MFS(R) Gold & Natural Resources Fund

MFS(R) Growth Opportunities Fund

MFS(R) Managed Sectors Fund

MFS(R) OTC Fund

MFS(R) Research Fund

MFS(R) Research Growth and Income Fund

MFS(R) Strategic Growth Fund

MFS(R) Value Fund


STOCK AND BOND
--------------------------------------------------------------------------------
MFS(R) Total Return Fund

MFS(R) Utilities Fund


BOND
--------------------------------------------------------------------------------
MFS(R) Bond Fund

MFS(R) Government Mortgage Fund

MFS(R) Government Securities Fund

MFS(R) High Income Fund

MFS(R) Intermediate Income Fund

MFS(R) Strategic Income Fund


LIMITED MATURITY BOND
--------------------------------------------------------------------------------
MFS(R) Government Limited Maturity Fund

MFS(R) Limited Maturity Fund

MFS(R) Municipal Limited Maturity Fund


WORLD
--------------------------------------------------------------------------------
MFS(R)/Foreign & Colonial Emerging Markets Equity Fund

MFS(R)/Foreign & Colonial International Growth Fund

MFS(R)/Foreign & Colonial International Growth and Income Fund

MFS(R) World Asset Allocation Fundsm

MFS(R) World Equity Fund

MFS(R) World Governments Fund

MFS(R) World Growth Fund

MFS(R) World Total Return Fund


NATIONAL TAX-FREE BOND
--------------------------------------------------------------------------------
MFS(R) Municipal Bond Fund

MFS(R) Municipal High Income Fund

MFS(R) Municipal Income Fund


STATE TAX-FREE BOND
--------------------------------------------------------------------------------
Alabama, Arkansas, California, Florida, Georgia, Maryland, Massachusetts,

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee,

Virginia, West Virginia


MONEY MARKET
--------------------------------------------------------------------------------
MFS(R) Cash Reserve Fund

MFS(R) Government Money Market Fund

MFS(R) Money Market Fund

MFS(R) GOLD & NATURAL RESOURCES FUND

TRUSTEES
A. Keith Brodkin* -- Chairman and President

Richard B. Bailey* -- Private Investor;
Former Chairman and Director (until 1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company

Marshall N. Cohan -- Private Investor

Lawrence H. Cohn, M.D. -- Chief Of Cardiac Surgery, Brigham And Women's Hospital; Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE -- Chief Executive Officer, Edmund Gibbons Ltd.; Chairman, Bank of N.T. Butterfield & Son Ltd.

Abby M. O'Neill -- Private Investor;
Director, Rockefeller Financial Services, Inc. (investment advisers)

Walter E. Robb, III -- President and Treasurer, Benchmark Advisors, Inc. (corporate financial consultants); President, Benchmark Consulting Group, Inc. (office services); Trustee, Landmark Funds (mutual funds)

Arnold D. Scott* -- Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company

Jeffrey L. Shames* -- President and Director, Massachusetts Financial Services Company

J. Dale Sherratt -- President, Insight Resources, Inc. (acquisition planning specialists)

Ward Smith -- Former Chairman (until 1994), NACCO Industries; Director, Sundstrand Corporation

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGER
Constantinos Mokas*

TREASURER
W. Thomas London*

ASSISTANT TREASURER
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

CUSTODIAN
State Street Bank And Trust Company

INVESTOR INFORMATION
For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

INVESTOR SERVICE
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.

WORLD WIDE WEB
www.mfs.com

[DALMAR MFS #1 GRAPHIC]

For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

*Affiliated with the Investment Adviser


MFS(R) GOLD & NATURAL                     [Dalmar MFS #1 Graphic]
RESOURCES FUND                                                                                           ----------------------
500 Boylston Street                                                                                      BULK RATE
Boston, MA 02116-3741                                                                                    U.S. POSTAGE
LOGO                                                                                                     PAID
                                                                                                         MFS
                                                                                                         ----------------------

(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

MGN-3 7/97 7.5M 06/206